Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Revenue	£ 7,128
Cost of revenue	(2,455)	£ 352
Research and development expenses	(7,898)	(13,322)
Administrative expenses	(9,548)	(8,840)
Other operating income	2,864	0
Operating loss	(9,909)	(21,810)
Finance income	550	173
Finance costs	(1,498)	(1,859)
Changes in the fair value of financial instruments	365	1,210
Net foreign exchange (loss)/gain	(1,445)	1,582
Other income	0	811
Loss before tax	(11,937)	(19,893)
Taxation	907	735
Loss for the period, attributable to equity holders of the parent	(11,030)	(19,158)
Items that may be reclassified subsequently to profit or loss:
Currency translation of foreign operations	1,493	(1,775)
Total comprehensive loss for the period, attributable to equity holders of the parent	£ (9,537)	£ (20,933)
Basic loss per share for the period (in £)	£ (0.02)	£ (0.03)
Diluted loss per share for the period (in £)	£ (0.02)	£ (0.03)